FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands		1 Months Ended	6 Months Ended
	Mar. 16, 2020 USD ($)	Feb. 27, 2013 USD ($) instrument newbuild_option	Jun. 30, 2020 USD ($) large_range_2_tanker	Jun. 30, 2019 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Feb. 29, 2016 USD ($)	Feb. 01, 2013 vessel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of newbuild vessels | large_range_2_tanker			4
Derivative, notional amount			$ 685,382
Derivative liability			25,700			$ 4,300
Debt issuance costs, gross			15,300			8,000
Assets Under Sale and Purchase Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time charter liabilities, fair value disclosure	$ 11,900
Property, plant and equipment, fair value disclosure	663,700
Fair value consideration	$ 651,800
Interest rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivatives entered into | instrument		6
Principal amount of debt used in interest rate swaps		$ 260,000
Derivative asset			0			$ 100
(Loss) gain on derivative			21,700	$ 9,700
Interest rate swap 7
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount			$ 150,000					$ 150,000
DNB fixed rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount					$ 250,000
Nordea fixed rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount					$ 150,000
MR product tanker
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of newbuild vessels | vessel									12
MR tanker
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of newbuild vessels financed by term loan facility | newbuild_option		6
US Dollar denominated floating rate debt | Term loan facility $466.5 million
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt							$ 466,500